Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Accrued utilities and related expenses (Notes 25 and 28)	53,433	48,898
Accrued taxes and related expenses (Note 27)	11,645	9,922
Unearned revenues (Note 22)	8,039	6,990
Liability from redemption of preferred shares (Notes 20 and 28)	7,870	7,883
Accrued employee benefits and other provisions (Notes 25, 26 and 28)	6,599	6,214
Accrued interests and other related costs (Notes 21 and 28)	1,176	1,412
Provision for claims and assessments (Note 27)	—	897
Others (Note 10)	1,978	10,900
	90,740	93,116